COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Details) - Dec. 31, 2015	USD ($)	CAD	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Fiscal year ending December 31, 2016	$ 66,863	CAD 85,155	¥ 35,032
Fiscal year ending December 31, 2017	34,682	48,000
Total	$ 101,545	CAD 133,155	¥ 35,032